Taxes - Income before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income/(loss) from continuing operations before income taxes
U.S. operations			$ (236)	$ (3,405)	$ (227)
Non-U.S. operations			10,564	9,202	8,917
Income from continuing operations before income taxes			10,328	5,797	8,690
Pension settlement charges		$ 2,700	$ 0	3,113	$ 0
United States
Income/(loss) from continuing operations before income taxes
Pension settlement charges				2,700
Non-U.S. Plans
Income/(loss) from continuing operations before income taxes
Pension settlement charges	$ 400			$ 400